Acquisitions - Pro Forma Condensed Financial Information Table (details) (Anadarko-Operated Marcellus Interest [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Anadarko-Operated Marcellus Interest [Member]
Business Acquisition [Line Items]
Revenues	$ 1,031,017	$ 899,353
Net income	282,026	118,528
Net income attributable to Western Gas Equity Partners, LP	$ 159,853	$ 59,347
Net income per common unit - basic and diluted	$ 0.71	$ 0.00